Leases - Summary of right of use assets (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of quantitative information about right-of-use assets [line items]
Beginning of the year	$ 357
Depreciation	431	$ 818	$ 810
Ending of the year	1,545	357
Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning of the year	2,691	2,543
Additions	1,654	158
Disposal of right to use assets	(1,569)
Impact of currency translation	(133)	(10)
Ending of the year	2,643	2,691	2,543
Accumulated Depreciation [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning of the year	2,334	1,527
Depreciation	431	818
Disposal of right to use assets	(1,566)
Impact of currency translation	(101)	(11)
Ending of the year	$ 1,098	$ 2,334	$ 1,527
Bottom of range [member]
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation period	3 years	3 years
Top of range [member]
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation period	5 years	5 years